CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of Comprehensive Income [Abstract]
Net income	$ 13,381	$ 3,834
Other comprehensive income (loss):
Foreign currency translation adjustments	345	725
Change in unrealized income (loss) on hedging instruments, net	1,076	3,367
Less - reclassification adjustments for net loss (income) realized on hedging instruments, net	(3,817)	(815)
Total other comprehensive income (loss)	(2,396)	3,277
Comprehensive income	$ 10,985	$ 7,111